As filed with the Securities and Exchange Commission on February 28, 2011.

Registration Nos.:
333-20891
811-8039

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 29
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 30

THIRD AVENUE TRUST
 (Exact name of Registrant as Specified in Charter)

622 Third Avenue, New York, New York 10017
(Address of Principal Executive Offices including Zip Code)

(800)443-1021 (toll-free), (212)888-5222
(Registrant’s Telephone Number, including Area Code)

Please send copies of communications to:

David M. Barse	Richard T. Prins, Esq.
Third Avenue Management LLC	Skadden, Arps, Slate, Meagher & Flom LLP
622 Third Avenue	Four Times Square
New York, New York 10017	New York, New York 10036
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on March 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (DATE) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 21st day of March, 2011.

SIGNATURE	CAPACITY	DATE

/s/ Martin J. Whitman*	Trustee	03/21/11

Martin J. Whitman

/s/ David M. Barse*	President, Chief Executive
	Officer and Trustee	03/21/11
David M. Barse

/s/ Vincent Dugan	Chief Financial Officer	03/21/11

Vincent Dugan

/s/ Jack W. Aber*	Trustee	03/21/11

Jack W. Aber

/s/ William E. Chapman *	Trustee	03/21/11

William E. Chapman

/s/ Lucinda Franks*	Trustee	03/21/11

Lucinda Franks

/s/ Edward J. Kaier*	Trustee	03/21/11

Edward J. Kaier

/s/ Marvin Moser*	Trustee	03/21/11

Marvin Moser

/s/ Eric Rakowski*	Trustee	03/21/11

Eric Rakowski

/s/ Martin Shubik*	Trustee	03/21/11

Martin Shubik

/s/ Charles C. Walden*	Trustee	03/21/11

Charles C. Walden

*By David M. Barse, Vincent Dugan and W. James Hall, pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase